Seasons Series Trust
     (Class A Shares)

     Supplement to the Prospectus dated July 5, 2000

     The following replaces the fee information, with respect to the Seasons Portfolios, under the "MANAGEMENT-Investment Adviser and Manager" section of the Prospectus on page 26:

     For the fiscal year ended March 31, 2000, each Seasons Select Portfolio paid SunAmerica a fee equal to the following percentage of average daily net assets:

                   Portfolio                             Fee

                   Large Cap Growth Portfolio. . . . . . 0.80%

                   Large Cap Composite Portfolio . . . . 0.80%

                   Large Cap Value Portfolio . . . . . . 0.80%

                   Mid Cap Growth Portfolio. . . . . . . 0.85%

                   Mid Cap Value Portfolio . . . . . . . 0.85%

                   Small Cap Portfolio . . . . . . . . . 0.85%

                   International Equity Portfolio. . . . 1.00%

                   Diversified Fixed Income Portfolio. . 0.70%

                   Cash Management Portfolio . . . . . . 0.55%







Dated: January 4, 2001